Pioneer Short Term Income Fund

Schedule of Investments | November 30, 2020

Ticker Symbols:
Class A Class C Class C2 Class K Class Y	STABX PSHCX STIIX STIKX PSHYX

Schedule of Investments | 11/30/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 99.2%
	ASSET BACKED SECURITIES - 30.8% of Net Assets
131,352(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 0.371% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$127,877
182,531(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 0.341% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	176,910
195,654(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.341% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	185,830
1,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	1,500,947
1,500,000	ACC Trust, Series 2019-2, Class C, 5.24%, 10/21/24 (144A)	1,481,421
694,926	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	698,446
39,124(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 0.81% (1 Month USD LIBOR + 66 bps), 5/25/35	40,170
1,500,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	1,563,905
250,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	254,122
496,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	505,488
500,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	507,742
400,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	401,817
1,500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	1,537,954
500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	495,642
1,500,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	1,546,409
500,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	517,423
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class B, 3.37%, 6/15/25 (144A)	1,024,368
1,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	1,015,685
400,000	BCC Funding XVII LLC, Series 2020-1, Class C, 2.5%, 9/22/25 (144A)	400,146
1,368,687	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	1,396,961
1,101,951	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	1,109,500
481,572	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	483,667
2,500,000	Carnow Auto Receivables Trust, Series 2019-1A, Class C, 3.36%, 6/17/24 (144A)	2,541,651
1,500,000	Carvana Auto Receivables Trust, Series 2019-3A, Class C, 2.71%, 10/15/24 (144A)	1,538,798
1,000,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)	1,033,315
2,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	2,080,820
932,663(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	961,748
310,837	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	309,042
137,929(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 0.77% (1 Month USD LIBOR + 62 bps), 1/25/33	136,708
62,928(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 0.69% (1 Month USD LIBOR + 54 bps), 4/25/33	60,493
74,226(c)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.996%, 11/25/34	78,065
1,750,000	CIG Auto Receivables Trust, Series 2019-1A, Class C, 3.82%, 8/15/24 (144A)	1,795,050
400,000(c)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	411,033
35,807	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	37,322
485,960	Conn’s Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	487,088
242,980	Conn’s Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)	239,848
749,777	Conn’s Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25 (144A)	750,570
126,194(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 1.641% (1 Month USD LIBOR + 150 bps), 5/15/32	125,922
2,000,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	2,059,607
224,885(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 1.25% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	220,504
933,485	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	953,216
311,162	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	302,621
21,976(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 1.95% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	22,128
1,050,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.69%, 8/17/26	1,102,897
164,156(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 2.737% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	164,103
579,375	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	580,996
478,305	Drug Royalty III LP 1, Series 2018-1A, Class A2, 4.27%, 10/15/31 (144A)	492,166
31,926(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1.15% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	31,923
1,500,000(a)	Elevation CLO, Ltd., Series 2015-4A, Class CR, 2.418% (3 Month USD LIBOR + 220 bps), 4/18/27 (144A)	1,493,277
500,000	Elm Trust, Series 2020-3A, Class A2, 2.954%, 8/20/29 (144A)	504,123
1,100,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25 (144A)	1,129,212
1,500,000	Fair Square Issuance Trust, Series 2020-AA, Class C, 5.4%, 9/20/24 (144A)	1,516,985
190,358	FCI Funding LLC, Series 2019-1A, Class B, 4.0%, 2/18/31 (144A)	191,995
300,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	303,193
1,100,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1T, 1.771% (3 Month USD LIBOR + 155 bps), 11/15/29 (144A)	1,098,921
500,000(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 1.584% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	495,288
500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	485,234
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	1,037,398
116,868(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 0.3% (1 Month USD LIBOR + 15 bps), 12/25/29	114,162
286,495	Freed ABS Trust, Series 2020-FP1, Class A, 2.52%, 3/18/27 (144A)	287,355
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
61,868(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 0.38% (1 Month USD LIBOR + 23 bps), 1/25/36	$61,722
1,500,000	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.87%, 12/16/24 (144A)	1,565,084
2,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class C, 2.96%, 5/15/25 (144A)	2,057,429
157,633(b)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	159,071
113,919(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 0.58% (1 Month USD LIBOR + 43 bps), 6/25/35	115,253
612,568	Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.605%, 11/22/27 (144A)	617,944
4,741	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	4,755
400,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	401,937
236,961	HIN Timeshare Trust, Series 2020-A, Class D, 5.5%, 10/9/39 (144A)	241,440
875,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	794,404
500,000	HOA Funding LLC, Series 2015-1A, Class B, 9.0%, 8/20/44 (144A)	447,725
2,950,000(a)	Home Partners of America Trust, Series 2018-1, Class E, 1.987% (1 Month USD LIBOR + 185 bps), 7/17/37 (144A)	2,948,162
1,750,000	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	1,741,250
42,854(a)	Interstar Millennium Trust, Series 2003-3G, Class A2, 0.733% (3 Month USD LIBOR + 50 bps), 9/27/35	41,394
1,797,363(a)	Invitation Homes Trust, Series 2017-SFR2, Class D, 1.936% (1 Month USD LIBOR + 180 bps), 12/17/36 (144A)	1,799,483
1,759,759(a)	Invitation Homes Trust, Series 2018-SFR1, Class E, 2.136% (1 Month USD LIBOR + 200 bps), 3/17/37 (144A)	1,760,858
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR2, Class E, 2.141% (1 Month USD LIBOR + 200 bps), 6/17/37 (144A)	1,802,178
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.136% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	1,799,154
1,130,000(a)	Invitation Homes Trust, Series 2018-SFR4, Class E, 2.086% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	1,127,234
1,500,000	Jamestown CLO V, Ltd., Series 2014-5A, Class B2R, 3.84%, 1/17/27 (144A)	1,503,657
182,275	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	183,204
1,500,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	1,499,684
1,622,354	Lendingpoint Asset Securitization Trust, Series 2019-1, Class B, 3.613%, 8/15/25 (144A)	1,625,012
1,500,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	1,492,891
300,000(a)	Madison Park Funding XV, Ltd., Series 2014-15A, Class A2R, 1.717% (3 Month USD LIBOR + 150 bps), 1/27/26 (144A)	300,090
1,000,000	Marlette Funding Trust, Series 2019-1A, Class C, 4.42%, 4/16/29 (144A)	1,024,056
1,150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	1,172,282
1,354,428	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	1,343,029
471,694	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	450,377
231,718	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	244,436
652,000(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class M1, 2.664%, 6/25/29 (144A)	654,737
1,000,000(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class M3, 3.276%, 6/25/29 (144A)	1,002,607
15,563(b)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	16,361
312,522(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 3.15% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)	284,068
1,500,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	1,522,503
1,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	1,020,946
253,636(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 0.93% (1 Month USD LIBOR + 78 bps), 5/25/33	250,878
560,000(a)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 1.725% (1 Month USD LIBOR + 158 bps), 12/25/34	553,054
552,241	Oasis LLC, Series 2020-1A, Class A, 3.82%, 1/15/32 (144A)	554,294
762,480	Oasis LLC, Series 2020-2A, Class A, 4.262%, 5/15/32 (144A)	764,156
921,132	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	956,122
1,074,662	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,068,199
1,500,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class A1L, 2.022% (3 Month USD LIBOR + 175 bps), 1/20/31 (144A)	1,500,096
1,700,000	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	1,747,802
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 1.287% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	493,737
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.124% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	493,469
1,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	1,518,255
1,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	972,500
1,000,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	972,500
1,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 2.8% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	1,210,705
300,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	303,402
333,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	337,527
2,250,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,290,309
2,175,000	Progress Residential Trust, Series 2018-SFR1, Class E, 4.38%, 3/17/35 (144A)	2,183,981
1,793,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	1,827,774
2,600,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	2,664,822
802,621(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75% (PRIME + -50 bps), 12/27/44 (144A)	762,361
1,500,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	1,494,091
2,000,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class E, 5.02%, 9/15/25	2,079,743
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
825,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98%, 12/15/25	$863,251
900,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	918,043
318,000	SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24 (144A)	319,146
753,541	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	734,037
1,500,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	1,467,313
400,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	361,566
850,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	693,989
25,157(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 1.25% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	25,304
2,000,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 1.968% (3 Month USD LIBOR + 175 bps), 7/18/31 (144A)	1,935,702
500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 1.311% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	498,761
777(c)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	786
61,210	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	64,182
88,357	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	88,603
400,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	409,024
1,400,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	1,406,218
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,251,575
150,354	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	151,523
17,992(b)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	18,073
588,103(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	590,861
425,582(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	436,222
591,002	Towd Point Mortgage Trust, Series 2019-HY3, Class XA, 4.5%, 10/25/59 (144A)	586,063
1,084,467(b)	Towd Point Mortgage Trust, Series 2019-SJ3, Class XA, 4.5%, 11/25/59 (144A)	1,084,467
1,250,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	1,249,740
690,000	Tricon American Homes Trust, Series 2016-SFR1, Class E, 4.878%, 11/17/33 (144A)	692,665
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 2.244% (1 Month USD LIBOR + 210 bps), 10/15/34 (144A)	1,548,833
777,104	TVEST LLC, Series 2020-A, Class A, 4.5%, 7/15/32 (144A)	778,178
600,000	United Auto Credit Securitization Trust, Series 2018-2, Class F, 6.82%, 6/10/25 (144A)	608,166
500,000	United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25 (144A)	512,458
1,500,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	1,469,022
2,000,000	Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.65%, 2/15/24 (144A)	2,019,020
2,000,000	Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.19%, 6/16/25 (144A)	2,015,311
49,013	Welk Resorts LLC, Series 2013-AA, Class A, 3.1%, 3/15/29 (144A)	49,641
1,635,240	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	1,671,413
918,329	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	968,977
350,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class E, 4.86%, 1/16/24 (144A)	364,125
2,500,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.0%, 10/16/23 (144A)	2,573,070
605,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	626,637
1,000,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25 (144A)	1,021,889
1,500,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)	1,524,787
93,614	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	90,899
	TOTAL ASSET BACKED SECURITIES
	(Cost $138,470,879)	$139,662,941
	COLLATERALIZED MORTGAGE OBLIGATIONS - 18.7% of Net Assets
600,000(b)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	$623,225
36,093(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 0.99% (1 Month USD LIBOR + 84 bps), 1/25/35	36,135
22,324(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.107%, 6/25/30	22,772
1,233,769(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 3.5% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	1,237,840
750,462(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.75% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	747,663
1,255,159(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.0% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	1,255,404
800,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.9% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	799,688
1,000,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.85% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	975,139
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 2.65% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	1,913,939
750,000(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1B, 3.35% (1 Month USD LIBOR + 320 bps), 8/26/30 (144A)	758,571
1,500,000(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 4.15% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	1,522,227
450,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1B, 3.0% (1 Month USD LIBOR + 285 bps), 10/25/30 (144A)	451,179
610,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.85% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	612,611
630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 5.0% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	636,832
930,605(b)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	932,091
900,000(b)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class B1, 5.086%, 5/25/60 (144A)	904,583
2,441,181(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	2,333,421
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
124,855	Cendant Mortgage Corp., Series 2002-2, Class A6, 6.25%, 3/25/32 (144A)	$124,855
5,519	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	5,645
6,991	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.0%, 9/25/33	6,991
1,969,273(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 2.3% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	1,913,581
1,404,139(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.6% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	1,397,099
2,030,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.8% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	1,991,793
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.8% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	2,103,350
128,841	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.5%, 5/25/32	135,383
2,328	CSFB Mortgage-Backed Trust, Series 2004-7, Class 6A1, 5.25%, 10/25/19	2,413
1,192,791(b)	CSMC Trust, Series 2020-AFC1, Class A2, 2.463%, 2/25/50 (144A)	1,212,678
1,250,000(b)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, 5.007%, 8/25/58 (144A)	1,268,618
867,448(b)	Deephaven Residential Mortgage Trust, Series 2018-4A, Class A1, 4.08%, 10/25/58 (144A)	874,769
1,000,000(b)	Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/59 (144A)	978,706
750,889(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.85% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	747,360
1,064,770(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.95% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,059,753
270,000(a)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.65% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	274,968
941,000(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.75% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	960,800
1,000,000(b)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	1,034,105
284,459(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.909%, 7/25/43	299,968
64,689(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2315, Class FW, 0.691% (1 Month USD LIBOR + 55 bps), 4/15/27	64,923
167,917(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2334, Class FA, 0.641% (1 Month USD LIBOR + 50 bps), 7/15/31	168,563
61,554(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2391, Class FJ, 0.641% (1 Month USD LIBOR + 50 bps), 4/15/28	61,735
49,878(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 1.141% (1 Month USD LIBOR + 100 bps), 3/15/32	50,899
85,843(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 1.141% (1 Month USD LIBOR + 100 bps), 3/15/32	87,593
72,476(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2489, Class FA, 1.141% (1 Month USD LIBOR + 100 bps), 2/15/32	73,971
109,851(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FL, 0.711% (1 Month USD LIBOR + 57 bps), 3/15/32	110,565
48,998(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 0.391% (1 Month USD LIBOR + 25 bps), 1/15/35	49,024
22,100(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 0.391% (1 Month USD LIBOR + 25 bps), 8/15/35	22,113
14,725(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 0.441% (1 Month USD LIBOR + 30 bps), 1/15/36	14,752
61,789(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 0.441% (1 Month USD LIBOR + 30 bps), 2/15/36	61,878
34,872(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 0.561% (1 Month USD LIBOR + 42 bps), 6/15/36	35,046
68,667(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 0.641% (1 Month USD LIBOR + 50 bps), 7/15/36	69,337
22,294(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3235, Class FX, 0.461% (1 Month USD LIBOR + 32 bps), 11/15/36	22,434
57,189(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 0.491% (1 Month USD LIBOR + 35 bps), 11/15/36	57,429
26,547(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 0.491% (1 Month USD LIBOR + 35 bps), 11/15/36	26,658
87,775(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 0.721% (1 Month USD LIBOR + 58 bps), 10/15/37	88,904
128,468(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3386, Class FB, 0.516% (1 Month USD LIBOR + 38 bps), 11/15/37	129,124
22,426	Federal Home Loan Mortgage Corp. REMICS, Series 3416, Class BJ, 4.0%, 2/15/23	22,827
73,132(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 0.841% (1 Month USD LIBOR + 70 bps), 12/15/39	74,148
34,959(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3745, Class FB, 0.391% (1 Month USD LIBOR + 25 bps), 8/15/25	34,891
6,968(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 0.441% (1 Month USD LIBOR + 30 bps), 2/15/39	6,975
18,865(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 0.541% (1 Month USD LIBOR + 40 bps), 7/15/23	18,820
77,492(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3807, Class FM, 0.641% (1 Month USD LIBOR + 50 bps), 2/15/41	76,517
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
104,858(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3850, Class FC, 0.561% (1 Month USD LIBOR + 42 bps), 4/15/41	$105,423
23,941(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 0.541% (1 Month USD LIBOR + 40 bps), 5/15/41	24,093
21,293(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 0.341% (1 Month USD LIBOR + 20 bps), 8/15/26	21,205
4,838(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3919, Class AF, 0.491% (1 Month USD LIBOR + 35 bps), 3/15/30	4,838
13,423	Federal Home Loan Mortgage Corp. REMICS, Series 3953, Class CD, 3.0%, 1/15/30	13,468
9,657(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 0.441% (1 Month USD LIBOR + 30 bps), 2/15/30	9,654
44,992(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 0.441% (1 Month USD LIBOR + 30 bps), 9/15/26	44,959
49,693(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4002, Class YF, 0.691% (1 Month USD LIBOR + 55 bps), 2/15/42	50,218
106,861	Federal Home Loan Mortgage Corp. REMICS, Series 4366, Class VA, 3.0%, 12/15/25	110,310
35,773(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 0.541% (1 Month USD LIBOR + 40 bps), 5/15/36	35,755
78,063(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 0.441% (1 Month USD LIBOR + 30 bps), 8/15/36	77,633
31,245(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 0.491% (1 Month USD LIBOR + 35 bps), 12/15/36	31,320
8,299(a)	Federal National Mortgage Association REMICS, Series 1992-162, Class FB, 0.59% (5 Year CMT Index + -5 bps), 9/25/22	8,268
29,097(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 0.65% (1 Month USD LIBOR + 50 bps), 3/25/24	29,369
28,186	Federal National Mortgage Association REMICS, Series 1999-25, Class Z, 6.0%, 6/25/29	32,153
34,157(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 1.05% (1 Month USD LIBOR + 90 bps), 12/25/31	34,733
18,915(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 0.794% (1 Month USD LIBOR + 65 bps), 1/18/32	19,056
96,555(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class WF, 0.544% (1 Month USD LIBOR + 40 bps), 12/18/32	96,651
25,584(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 0.65% (1 Month USD LIBOR + 50 bps), 1/25/33	25,845
53,805(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 0.5% (1 Month USD LIBOR + 35 bps), 2/25/33	53,782
34,475(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 0.65% (1 Month USD LIBOR + 50 bps), 5/25/33	34,632
76,920(a)	Federal National Mortgage Association REMICS, Series 2003-63, Class F1, 0.45% (1 Month USD LIBOR + 30 bps), 11/25/27	76,807
48,714(a)	Federal National Mortgage Association REMICS, Series 2004-28, Class PF, 0.55% (1 Month USD LIBOR + 40 bps), 3/25/34	48,861
39,881(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 0.55% (1 Month USD LIBOR + 40 bps), 7/25/34	40,100
53,953(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 0.45% (1 Month USD LIBOR + 30 bps), 10/25/35	54,070
58,974(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 0.46% (1 Month USD LIBOR + 31 bps), 2/25/35	59,077
31,890(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 0.5% (1 Month USD LIBOR + 35 bps), 5/25/36	31,974
60,287(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 0.6% (1 Month USD LIBOR + 45 bps), 6/25/36	60,752
44,244(a)	Federal National Mortgage Association REMICS, Series 2006-81, Class FA, 0.5% (1 Month USD LIBOR + 35 bps), 9/25/36	44,550
17,893(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 0.72% (1 Month USD LIBOR + 57 bps), 9/25/36	18,112
28,806(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 0.4% (1 Month USD LIBOR + 25 bps), 2/25/37	28,918
62,871(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 0.35% (1 Month USD LIBOR + 20 bps), 2/25/37	62,752
57,971(a)	Federal National Mortgage Association REMICS, Series 2007-9, Class FB, 0.5% (1 Month USD LIBOR + 35 bps), 3/25/37	58,421
17,945(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 0.4% (1 Month USD LIBOR + 25 bps), 3/25/37	17,924
27,572(a)	Federal National Mortgage Association REMICS, Series 2007-14, Class F, 0.51% (1 Month USD LIBOR + 36 bps), 3/25/37	27,694
31,743(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 0.55% (1 Month USD LIBOR + 40 bps), 5/25/37	31,889
73,278(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 0.39% (1 Month USD LIBOR + 24 bps), 6/25/37	73,216
82,034(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FV, 0.4% (1 Month USD LIBOR + 25 bps), 6/25/37	82,065
86,472(a)	Federal National Mortgage Association REMICS, Series 2007-86, Class FC, 0.72% (1 Month USD LIBOR + 57 bps), 9/25/37	87,506
95,174(a)	Federal National Mortgage Association REMICS, Series 2007-89, Class F, 0.73% (1 Month USD LIBOR + 58 bps), 9/25/37	96,198
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
22,942(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 0.72% (1 Month USD LIBOR + 57 bps), 9/25/37	$23,209
13,365(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 0.77% (1 Month USD LIBOR + 62 bps), 12/25/37	13,538
53,079(a)	Federal National Mortgage Association REMICS, Series 2008-53, Class FM, 1.05% (1 Month USD LIBOR + 90 bps), 7/25/38	54,276
49,041(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 1.37% (1 Month USD LIBOR + 122 bps), 10/25/38	50,629
1,934	Federal National Mortgage Association REMICS, Series 2010-13, Class WD, 4.25%, 3/25/25	1,957
4	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	4
2,396(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FE, 0.7% (1 Month USD LIBOR + 55 bps), 9/25/39	2,396
29,744	Federal National Mortgage Association REMICS, Series 2010-54, Class LC, 3.0%, 4/25/40	30,408
41,185(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 0.7% (1 Month USD LIBOR + 55 bps), 5/25/40	41,305
98,205	Federal National Mortgage Association REMICS, Series 2012-67, Class HG, 1.5%, 4/25/27	99,144
302,935(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 0.37% (1 Month USD LIBOR + 22 bps), 3/25/45	301,801
79,303(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.691%, 4/25/45	86,393
77,191(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 3.318%, 6/25/45	82,145
197,791(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 0.41% (1 Month USD LIBOR + 26 bps), 11/25/46	195,388
1,590,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 2.35% (1 Month USD LIBOR + 220 bps), 1/25/30	1,578,903
170,595(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 2.55% (1 Month USD LIBOR + 240 bps), 5/25/30	170,715
2,940,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, 3.25% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	2,948,358
2,194,433(a)	Freddie Mac STACR Trust, Series 2019-HRP1, Class M2, 1.55% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	2,109,568
400,015(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 1.4% (1 Month USD LIBOR + 125 bps), 12/25/42	373,819
2,740,000(b)	FWD Securitization Trust, Series 2019-INV1, Class M1, 3.48%, 6/25/49 (144A)	2,696,479
2,479,052(b)	FWD Securitization Trust, Series 2020-INV1, Class A2, 2.34%, 1/25/50 (144A)	2,494,142
89,732(a)	Government National Mortgage Association, Series 2005-3, Class FC, 0.391% (1 Month USD LIBOR + 25 bps), 1/16/35	89,663
85,168(a)	Government National Mortgage Association, Series 2005-16, Class FA, 0.397% (1 Month USD LIBOR + 25 bps), 2/20/35	85,101
57,870(a)	Government National Mortgage Association, Series 2008-9, Class FA, 0.647% (1 Month USD LIBOR + 50 bps), 2/20/38	58,176
35,969	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	36,769
102,766(a)	Government National Mortgage Association, Series 2013-51, Class JF, 0.447% (1 Month USD LIBOR + 30 bps), 8/20/40	102,553
642,179(a)	Home Re, Ltd., Series 2018-1, Class M1, 1.75% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	634,895
455,186(a)	Home Re, Ltd., Series 2019-1, Class M1, 1.8% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	450,211
540,000(a)	Home Re, Ltd., Series 2020-1, Class M1B, 3.4% (1 Month USD LIBOR + 325 bps), 10/25/30 (144A)	544,190
460,000(a)	Home Re, Ltd., Series 2020-1, Class M1C, 4.3% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	465,121
500,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 5.4% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	506,852
157,128(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.39% (1 Month USD LIBOR + 24 bps), 7/25/35	157,201
2,500,000(b)	Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, 3.518%, 11/25/59 (144A)	2,525,146
26,776(b)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 3.3%, 10/25/34	26,303
485,006(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A9, 3.5%, 11/25/48 (144A)	492,826
316,510(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 0.65% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	310,528
357,830(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate + -125 bps), 12/23/36 (144A)	371,249
704,282(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 1.649% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	697,847
2,528(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 2.696%, 1/25/29	2,522
119,495(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 0.79% (1 Month USD LIBOR + 64 bps), 1/25/29	118,189
849,394(b)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	864,942
433,762(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 1.7% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	432,979
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 3.65% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	1,244,977
500,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 2.1% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	495,666
420,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.743% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	423,879
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
460,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.393% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	$466,855
450,000	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	454,722
89,495(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.55% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	89,465
1,136,581(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.1% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,136,775
2,750,000(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 1.9% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	2,740,445
1,500,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1A, 1.1% (1 Month USD LIBOR + 95 bps), 2/25/30 (144A)	1,495,147
750,000(a)	Radnor Re, Ltd., Series 2020-2, Class M1B, 4.15% (1 Month USD LIBOR + 400 bps), 10/25/30 (144A)	758,298
270,000(a)	Radnor Re, Ltd., Series 2020-2, Class M1C, 4.75% (1 Month USD LIBOR + 460 bps), 10/25/30 (144A)	274,834
203	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	183
398,259(a)	RESI Finance LP, Series 2003-CB1, Class B3, 1.578% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	330,749
38,263(a)	Resimac Premier, Series 2017-1A, Class A1A, 1.09% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	38,279
1,300,000(b)	RMF Buyout Issuance Trust, Series 2020-1, Class M2, 2.623%, 2/25/30 (144A)	1,293,973
2,077,884(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	2,081,823
2,517,378(b)	Silver Hill Trust, Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (144A)	2,600,969
1,599,495(b)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/50 (144A)	1,619,450
652,943(a)	STACR Trust, Series 2018-HRP1, Class M2, 1.8% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	639,788
2,185,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 2.55% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	2,119,297
8,870(a)	Structured Asset Mortgage Investments II Trust, Series 2005-F1, Class FA, 0.649% (1 Month USD LIBOR + 50 bps), 8/26/35	8,864
533,391(a)	Towd Point HE Trust, Series 2019-HE1, Class M1, 1.25% (1 Month USD LIBOR + 110 bps), 4/25/48 (144A)	529,795
520,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1B, 4.047% (1 Month USD LIBOR + 390 bps), 10/25/30 (144A)	523,860
440,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.647% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	442,038
400,000(a)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.747% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	402,306
717,852(b)	Verus Securitization Trust, Series 2019-INV3, Class A1B, 3.192%, 11/25/59 (144A)	738,598
1,500,000(b)	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/59 (144A)	1,542,033
2,000,000(b)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,949,673
651,171(b)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	653,742
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $85,192,642)	$84,873,855
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2% of Net Assets
1,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 2.391% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	$1,334,679
500,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.501%, 2/27/48 (144A)	499,545
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 1.741% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	1,275,581
750,334(c)(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	–
120,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 2.2%, 11/15/22 (144A)	120,229
1,050,000(a)	BHP Trust, Series 2019-BXHP, Class D, 1.912% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	1,004,417
478,449(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.649% (1 Month USD LIBOR + 250 bps), 7/8/21	474,793
800,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.65% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	795,920
600,000(a)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 2.649% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	582,817
675,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.649% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	671,706
1,000,000(a)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 2.64% (1 Month USD LIBOR + 250 bps), 2/18/21 (144A)	996,417
700,000(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1.841% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	696,492
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 1.528% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	942,383
133,105(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 1.995% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	124,363
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 1.441% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	806,546
995,703(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.491% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	859,773
1,175,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 2.862% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,024,975
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	251,340
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
2,000,000(b)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.754%, 2/10/37 (144A)	$1,770,565
750,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 2.041% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	720,077
6,213	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	6,025
2,800,000(b)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	2,773,521
269,245(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.14% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	269,394
626,245(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.14% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	573,662
1,638,397(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 2.09% (1 Month USD LIBOR + 195 bps), 3/25/25 (144A)	1,561,885
326,517(a)	FREMF Mortgage Trust, Series 2018-KI01, Class B, 2.59% (1 Month USD LIBOR + 245 bps), 9/25/22 (144A)	324,079
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 1.491% (1 Month USD LIBOR + 135 bps), 7/15/32 (144A)	493,085
1,700,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-HART, Class C, 1.841% (1 Month USD LIBOR + 170 bps), 10/15/31 (144A)	1,646,534
1,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 1.891% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	929,859
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 2.091% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	546,580
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.241% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	1,936,294
1,250,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.641% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	1,087,122
813,535(a)	HPLY Trust, Series 2019-HIT, Class C, 1.741% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	782,968
900,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.301% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	836,869
375,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 1.241% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	358,432
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 2.66% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	655,966
250,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.741% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	234,967
322,412(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	253,496
963,433(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class C, 1.641% (1 Month USD LIBOR + 150 bps), 8/15/33 (144A)	903,314
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 2.241% (1 Month USD LIBOR + 210 bps), 5/15/36 (144A)	293,460
750,000(a)	Morgan Stanley Capital I Trust, Series 2019-NUGS, Class D, 3.3% (1 Month USD LIBOR + 180 bps), 12/15/36 (144A)	724,433
1,123,427(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 1.541% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	1,114,974
426,222(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 2.498% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	404,544
1,125,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 1.941% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	1,094,815
76,010(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 0.668% (1 Month USD LIBOR + 53 bps), 3/9/21	75,984
151,891(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	150,740
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 1.477% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	378,657
1,162,000(b)	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.198%, 8/10/49 (144A)	1,197,445
1,312,499(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	1,327,969
1,350,000(a)	VMC Finance LLC, Series 2018-FL2, Class B, 1.494% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	1,277,155
288,715(b)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 2.362%, 11/23/43 (144A)	288,764
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 1.341% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	1,236,945
500,000(b)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	427,517
1,500,000(a)	XCAL Mortgage Trust, Series 2019-1, Class A, 4.4% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	1,504,924
2,000,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	1,999,089
1,300,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	1,298,237
500,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	501,328
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $49,064,753)	$46,423,650
	CORPORATE BONDS - 29.2% of Net Assets
	Aerospace & Defense - 0.4%
450,000	Boeing Co., 1.95%, 2/1/24	$453,883
510,000	Boeing Co., 2.3%, 8/1/21	515,140
Principal Amount USD ($)		Value
	Aerospace & Defense - (continued)
125,000	Boeing Co., 2.7%, 5/1/22	$127,829
680,000	Boeing Co., 2.8%, 3/1/23	698,292
	Total Aerospace & Defense	$1,795,144
	Airlines - 0.1%
355,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.5%, 10/20/25 (144A)	$374,752
	Total Airlines	$374,752
	Auto Manufacturers - 2.4%
830,000	American Honda Finance Corp., 1.2%, 7/8/25	$846,991
1,070,000	BMW U.S. Capital LLC, 3.8%, 4/6/23 (144A)	1,151,784
1,200,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	1,204,500
450,000	General Motors Co., 5.4%, 10/2/23	504,283
550,000	General Motors Financial Co., Inc., 1.7%, 8/18/23	561,923
1,425,000	General Motors Financial Co., Inc., 3.25%, 1/5/23	1,489,717
500,000	Nissan Motor Co., Ltd., 3.043%, 9/15/23 (144A)	519,894
2,475,000	Toyota Motor Credit Corp., 3.0%, 4/1/25	2,717,231
680,000	Volkswagen Group of America Finance LLC, 1.25%, 11/24/25 (144A)	680,747
1,050,000	Volkswagen Group of America Finance LLC, 2.9%, 5/13/22 (144A)	1,083,782
	Total Auto Manufacturers	$10,760,852
	Banks - 15.3%
2,145,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	$2,260,315
700,000(b)	Bank of America Corp., 0.81% (SOFRRATE + 74 bps), 10/24/24	702,838
1,645,000(b)	Bank of America Corp., 0.981% (SOFRRATE + 91 bps), 9/25/25	1,656,033
2,500,000	Bank of America Corp., 4.2%, 8/26/24	2,798,813
685,000(b)(e)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	695,275
1,450,000	Banque Federative du Credit Mutuel SA, 3.75%, 7/20/23 (144A)	1,572,252
1,100,000(b)	BNP Paribas SA, 2.819% (3 Month USD LIBOR + 111 bps), 11/19/25 (144A)	1,172,365
1,215,000	BPCE SA, 4.5%, 3/15/25 (144A)	1,368,560
1,135,000	Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	1,142,791
3,050,000(b)	Citigroup, Inc., 3.142% (3 Month USD LIBOR + 72 bps), 1/24/23	3,140,730
1,270,000(b)(e)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	1,297,368
2,545,000	Cooperatieve Rabobank UA, 2.625%, 7/22/24 (144A)	2,716,071
2,250,000	Credit Suisse Group AG, 3.574%, 1/9/23 (144A)	2,322,206
510,000	Danske Bank AS, 1.226%, 6/22/24 (144A)	516,455
1,140,000(b)	Danske Bank AS, 3.001% (3 Month USD LIBOR + 125 bps), 9/20/22 (144A)	1,159,355
2,594,000	Federation des Caisses Desjardins du Quebec, 2.05%, 2/10/25 (144A)	2,720,833
1,715,000	Goldman Sachs Group, Inc., 3.625%, 2/20/24	1,870,109
2,275,000(b)	JPMorgan Chase & Co., 2.301% (SOFRRATE + 116 bps), 10/15/25	2,405,603
2,420,000(b)(e)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	2,469,126
1,550,000(b)	Lloyds Banking Group Plc, 2.858% (3 Month USD LIBOR + 125 bps), 3/17/23	1,594,479
3,500,000	Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/7/24	3,796,988
1,285,000(b)	Mizuho Financial Group, Inc., 1.241% (3 Month USD LIBOR + 99 bps), 7/10/24	1,302,793
1,575,000(b)	Mizuho Financial Group, Inc., 2.721% (3 Month USD LIBOR + 84 bps), 7/16/23	1,628,434
2,040,000	Morgan Stanley, 4.0%, 7/23/25	2,332,728
1,800,000(b)	National Bank of Canada, 0.9% (1 Year CMT Index + 77 bps), 8/15/23	1,812,727
1,125,000	NatWest Markets Plc, 2.375%, 5/21/23 (144A)	1,168,697
3,245,000	Nordea Bank Abp, 3.75%, 8/30/23 (144A)	3,510,436
1,170,000	Royal Bank of Canada, 1.15%, 6/10/25	1,192,449
2,270,000	Skandinaviska Enskilda Banken AB, 0.85%, 9/2/25 (144A)	2,261,465
1,160,000(b)	Standard Chartered Plc, 1.319% (1 Year CMT Index + 117 bps), 10/14/23 (144A)	1,171,055
2,100,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/8/25	2,148,705
970,000	Sumitomo Mitsui Trust Bank, Ltd., 0.8%, 9/12/23 (144A)	975,886
1,170,000	Toronto-Dominion Bank, 0.75%, 9/11/25	1,169,657
3,290,000	UBS AG, 7.625%, 8/17/22	3,662,191
1,170,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,190,224
3,895,000	Wells Fargo & Co., 3.55%, 9/29/25	4,354,435
	Total Banks	$69,260,447
	Beverages - 0.1%
610,000	Suntory Holdings, Ltd., 2.25%, 10/16/24 (144A)	$637,308
	Total Beverages	$637,308
	Diversified Financial Services - 0.9%
2,085,000	Ameriprise Financial, Inc., 3.0%, 4/2/25	$2,271,212
834,000(b)(e)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	929,910
1,054,000	Nomura Holdings, Inc., 1.851%, 7/16/25	1,087,348
	Total Diversified Financial Services	$4,288,470
	Electric - 1.6%
1,000,000	AES Corp., 1.375%, 1/15/26 (144A)	$1,008,429
1,590,000	American Electric Power Co., Inc., 0.75%, 11/1/23	1,592,266
1,135,000	NRG Energy, Inc., 2.0%, 12/2/25 (144A)	1,152,413
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	1,000,921
2,270,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	2,442,761
	Total Electric	$7,196,790
	Electronics - 0.7%
765,000	Amphenol Corp., 3.125%, 9/15/21	$778,975
1,000,000	Flex, Ltd., 3.75%, 2/1/26	1,110,816
1,205,000	Keysight Technologies, Inc., 4.55%, 10/30/24	1,364,741
	Total Electronics	$3,254,532
Principal Amount USD ($)		Value
	Insurance - 1.9%
1(e)	Ambac Assurance Corp., 5.1% (144A)	$1
2(a)	Ambac LSNI LLC, 6.0% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	2
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,344,988
585,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23 (144A)	639,725
2,957,000	Pricoa Global Funding I, 0.8%, 9/1/25 (144A)	2,948,645
1,000,000	Principal Life Global Funding II, 1.25%, 6/23/25 (144A)	1,022,529
1,576,000	Protective Life Global Funding, 1.17%, 7/15/25 (144A)	1,595,975
	Total Insurance	$8,551,865
	Internet - 0.3%
1,115,000	Expedia Group, Inc., 4.5%, 8/15/24	$1,203,284
	Total Internet	$1,203,284
	Media - 0.5%
2,000,000	Walt Disney Co., 3.35%, 3/24/25	$2,211,123
	Total Media	$2,211,123
	Oil & Gas - 0.3%
978,000	BP Capital Markets Plc, 3.161%, 3/17/21	$984,210
525,000(a)	Phillips 66, 0.833% (3 Month USD LIBOR + 60 bps), 2/26/21	525,048
	Total Oil & Gas	$1,509,258
	Pharmaceuticals - 0.6%
2,175,000	AbbVie, Inc., 2.6%, 11/21/24	$2,328,142
440,000	AbbVie, Inc., 5.0%, 12/15/21	454,774
	Total Pharmaceuticals	$2,782,916
	Pipelines - 1.9%
1,105,000	Enbridge, Inc., 2.5%, 1/15/25	$1,164,125
1,740,000	Energy Transfer Operating LP, 2.9%, 5/15/25	1,809,544
1,145,000	Midwest Connector Capital Co. LLC, 3.9%, 4/1/24 (144A)	1,161,703
1,500,000	MPLX LP, 4.875%, 12/1/24	1,699,703
1,000,000	Phillips 66 Partners LP, 2.45%, 12/15/24	1,032,453
1,390,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,582,588
	Total Pipelines	$8,450,116
	REITs - 0.5%
253,000	Essex Portfolio LP, 3.875%, 5/1/24	$276,869
1,737,000	Highwoods Realty LP, 3.625%, 1/15/23	1,810,905
	Total REITs	$2,087,774
	Retail - 0.2%
1,130,000	Alimentation Couche-Tard, Inc., 2.7%, 7/26/22 (144A)	$1,167,904
	Total Retail	$1,167,904
	Semiconductors - 0.6%
1,730,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.125%, 1/15/25	$1,861,544
630,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	679,220
	Total Semiconductors	$2,540,764
	Telecommunications - 0.5%
1,030,000	T-Mobile USA, Inc., 3.5%, 4/15/25 (144A)	$1,136,440
1,065,000	Vodafone Group Plc, 3.75%, 1/16/24	1,165,240
	Total Telecommunications	$2,301,680
	Trucking & Leasing - 0.4%
420,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 1.2%, 11/15/25 (144A)	$421,385
1,300,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.0%, 7/15/25 (144A)	1,470,987
	Total Trucking & Leasing	$1,892,372
	TOTAL CORPORATE BONDS
	(Cost $128,653,419)	$132,267,351
	INSURANCE-LINKED SECURITIES - 3.0% of Net Assets#
	Event Linked Bonds - 1.9%
	Earthquakes - California - 0.2%
250,000(a)	Ursa Re, 4.216% (3 Month USD LIBOR + 400 bps), 12/10/20 (144A)	$249,950
250,000(a)	Ursa Re, 5.826% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	249,750
250,000(a)	Ursa Re II, 3.826% (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	249,750
		$749,450
	Earthquakes - Mexico - 0.1%
250,000(a)	International Bank for Reconstruction & Development, 3.669% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$250,275
	Health - U.S. - 0.1%
250,000(a)	Vitality Re VIII, 1.826% (3 Month U.S. Treasury Bill + 175 bps), 1/8/21 (144A)	$249,600
250,000(a)	Vitality Re X, 1.75% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	248,800
		$498,400
	Multiperil - Florida - 0.1%
250,000(a)	Sanders Re II, 5.5% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$254,225
	Multiperil - U.S. - 0.6%
125,000(a)	Caelus Re V, 0.576% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	$116,250
250,000(a)	Caelus Re V, 3.19% (3 Month U.S. Treasury Bill + 319 bps), 6/7/21 (144A)	217,500
250,000(a)	Four Lakes Re, 7.076% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	249,875
500,000(a)	Kilimanjaro Re, 4.974% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	501,050
300,000(a)	Kilimanjaro II Re, 7.91% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	299,340
500,000(a)	Residential Reinsurance 2016, 4.156% (3 Month U.S. Treasury Bill + 408 bps), 12/6/20 (144A)	499,950
250,000(a)	Residential Reinsurance 2016, 5.676% (3 Month U.S. Treasury Bill + 560 bps), 12/6/20 (144A)	249,975
Principal Amount USD ($)		Value
	Multiperil - U.S. - (continued)
400,000(a)	Residential Reinsurance 2017, 3.346% (3 Month U.S. Treasury Bill + 327 bps), 6/6/21 (144A)	$401,440
250,000+(a)	Residential Reinsurance 2020, 0.576% (3 Month U.S. Treasury Bill + 50 bps), 12/6/24 (144A)	249,500
		$2,784,880
	Multiperil - U.S. & Canada - 0.2%
250,000(a)	Hypatia, 6.826% (3 Month U.S. Treasury Bill + 675 bps), 6/7/23 (144A)	$260,925
250,000(a)	Hypatia, 9.826% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	264,150
250,000(a)	Mona Lisa Re, 8.076% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	252,925
		$778,000
	Multiperil - U.S. Regional - 0.0%†
250,000(a)	Matterhorn Re, 5.076% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	$249,125
	Multiperil - Worldwide - 0.1%
250,000(a)	Galilei Re, 5.924% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)	$249,775
	Pandemic - U.S. - 0.1%
250,000(a)	Vitality Re XI, 1.576% (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$248,525
250,000(a)	Vitality Re XI, 1.876% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	248,175
		$496,700
	Pandemic - Worldwide - 0.0%†
250,000(a)	Vita Capital VI, 3.084% (6 Month USD LIBOR + 290 bps), 1/8/21 (144A)	$212,500
	Windstorm - Florida - 0.0%†
250,000(a)	Integrity Re, 4.05% (3 Month USD LIBOR + 405 bps), 6/10/22 (144A)	$248,575
	Windstorm - Japan - 0.1%
400,000(a)	Aozora Re, 2.534% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	$399,200
	Windstorm - U.S. Regional - 0.3%
250,000	Matterhorn Re, 12/7/21 (144A)	$231,675
250,000(a)	Matterhorn Re, 6.326% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	251,275
250,000(a)	Matterhorn Re, 7.076% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	254,325
250,000(a)	Matterhorn Re, 7.576% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	250,450
250,000(a)	Matterhorn Re, 10.076% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	255,075
		$1,242,800
	Total Event Linked Bonds	$8,413,905
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.3%
	Earthquakes - California - 0.1%
250,000+(f)(g)	Adare Re 2020, 1/31/21	$261,825
	Multiperil – Massachusetts - 0.0%†
250,000+(g)	Denning Re, 12/30/99	$247,775
	Multiperil - U.S. - 0.1%
250,000+(f)	Dingle Re 2019, 2/1/21	$5,131
250,000+(f)(g)	Port Royal Re 2019, 5/31/21	255,234
		$260,365
	Multiperil - U.S. & Canada - 0.0%†
250,000+(f)(g)	Leven Re 2020, 1/31/21	$253,836
	Multiperil - Worldwide - 0.1%
250,000+(f)(g)	Cypress Re 2017, 1/10/21	$4,550
14,000+(f)	Limestone Re 2016-1, 8/31/21	228
250,000+(f)(g)	Limestone Re 2020-1, 3/1/24	269,525
250,000+(f)(g)	Resilience Re, 5/1/21	25
350,000+(f)(g)	Resilience Re, 4/6/21	35
		$274,363
	Windstorm - Florida - 0.0%†
250,000+(f)(g)	Portrush Re 2017, 6/15/21	$159,525
	Windstorm - U.S. Regional - 0.0%†
250,000+(f)(g)	Oakmont Re 2017, 4/30/21	$7,350
	Total Collateralized Reinsurance	$1,465,039
	Industry Loss Warranties - 0.0%†
	Multiperil - U.S. - 0.0%†
250,000+(f)(g)	Scotscraig Re 2020, 1/31/21	$251,200
	Total Industry Loss Warranties	$251,200
	Reinsurance Sidecars - 0.8%
	Multiperil - U.S. - 0.1%
250,000+(f)(g)	Carnoustie Re 2017, 11/30/21	$32,950
250,000+(f)(g)	Castle Stuart Re 2018, 12/1/21	32,448
250,000+(g)(h)	Harambee Re 2018, 12/31/21	4,662
250,000+(h)	Harambee Re 2019, 12/31/22	4,050
250,000+(g)(h)	Harambee Re 2020, 12/31/23	267,350
		$341,460
	Multiperil - Worldwide - 0.7%
3,037+(h)	Alturas Re 2019-2, 3/10/22	$16,206
246,000+(g)(h)	Alturas Re 2020-2, 3/10/23	273,577
300,000+(f)(g)	Bantry Re 2016, 3/31/21	24,180
250,000+(f)(g)	Bantry Re 2017, 3/31/21	59,025
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
300,000+(f)(g)	Berwick Re 2017-1, 2/1/21	$9,930
601,682+(f)(g)	Berwick Re 2018-1, 12/31/21	73,225
429,864+(f)(g)	Berwick Re 2019-1, 12/31/22	51,369
250,000+(h)	Blue Lotus Re 2018, 12/31/21	10,925
12,500+(f)	Eden Re II, 3/22/22 (144A)	8,606
22,275+(f)	Eden Re II, 3/22/22 (144A)	14,796
2,500+(f)	Eden Re II, 3/22/23 (144A)	9,725
300,000+(f)(g)	Gleneagles Re 2016, 11/30/20	9,360
264,623+(f)(g)	Gullane Re 2018, 12/31/21	275,683
250,000+(f)(g)	Lion Rock Re 2020, 1/31/21	290,625
250,000+(g)(h)	Lorenz Re 2018, 7/1/21	12,550
128,615+(g)(h)	Lorenz Re 2019, 6/30/22	8,476
500,000+(f)	Pangaea Re 2016-2, 11/30/20	892
500,000+(f)(g)	Pangaea Re 2018-1, 12/31/21	10,527
250,000+(f)(g)	Pangaea Re 2018-3, 7/1/22	5,186
409,624+(f)(g)	Pangaea Re 2019-1, 2/1/23	8,535
183,828+(f)(g)	Pangaea Re 2019-3, 7/1/23	6,612
405,323+(f)(g)	Pangaea Re 2020-1, 2/1/24	444,288
150,000+(f)(g)	Sector Re V, 12/1/23 (144A)	45,510
100,000+(f)(g)	Sector Re V, 12/1/24 (144A)	114,628
300,000+(f)(g)	St. Andrews Re 2017-1, 2/1/21	20,340
347,597+(f)(g)	St. Andrews Re 2017-4, 6/1/21	34,203
257,836+(f)(g)	Sussex Re 2020-1, 12/31/22	277,947
250,000+(g)(h)	Thopas Re 2018, 12/31/21	–
250,000+(g)(h)	Thopas Re 2019, 12/31/22	27,000
500,000+(g)(h)	Thopas Re 2020, 12/31/23	544,800
450,000+(f)(g)	Versutus Re 2017, 11/30/21	–
250,000+(f)(g)	Versutus Re 2018, 12/31/21	–
220,637+(f)	Versutus Re 2019-A, 12/31/21	7,987
29,363+(f)	Versutus Re 2019-B, 12/31/21	1,063
500,000+(g)(h)	Viribus Re 2020, 12/31/23	474,950
		$3,172,726
	Total Reinsurance Sidecars	$3,514,186
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $13,707,486)	$13,644,330
Principal Amount USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.0% of Net Assets*(a)
	Aerospace & Defense - 0.0%†
246,875	MRO Holdings, Inc., Initial Term Loan, 5.22% (LIBOR + 500 bps), 6/4/26	$209,021
	Total Aerospace & Defense	$209,021
	Automobile - 0.2%
357,621	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$351,682
382,193	Navistar, Inc., Tranche B Term Loan, 3.65% (LIBOR + 350 bps), 11/6/24	381,237
311,532	TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.5% (LIBOR + 375 bps), 12/16/24	310,753
	Total Automobile	$1,043,672
	Beverage, Food & Tobacco - 0.1%
307,708	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 2.15% (LIBOR + 200 bps), 12/18/24	$306,426
	Total Beverage, Food & Tobacco	$306,426
	Broadcasting & Entertainment - 0.1%
414,349	Sinclair Television Group, Inc., Tranche B Term Loan, 2.4% (LIBOR + 225 bps), 1/3/24	$405,648
	Total Broadcasting & Entertainment	$405,648
	Buildings & Real Estate - 0.1%
319,503	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	$292,395
	Total Buildings & Real Estate	$292,395
	Chemicals, Plastics & Rubber - 0.3%
193,045	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1.97% (LIBOR + 175 bps), 6/1/24	$189,977
493,750	Berry Global, Inc. (fka Berry Plastics Corp.), Term Loan Y, 2.128% (LIBOR + 200 bps), 7/1/26	485,942
316,431	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 2.146% (LIBOR + 200 bps), 1/31/26	311,388
379,447	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 3.176% (LIBOR + 300 bps), 9/23/24	375,416
	Total Chemicals, Plastics & Rubber	$1,362,723
	Computers & Electronics - 0.0%†
91,601	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 2.146% (LIBOR + 200 bps), 9/19/26	$91,115
	Total Computers & Electronics	$91,115
	Diversified & Conglomerate Manufacturing - 0.1%
296,471	Delos Finance S.a.r.l., New Term Loan, 1.97% (LIBOR + 175 bps), 10/6/23	$291,950
	Total Diversified & Conglomerate Manufacturing	$291,950
	Diversified & Conglomerate Service - 0.2%
375,285	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 2.5% (LIBOR + 175 bps), 11/7/23	$369,187
Principal Amount USD ($)		Value
	Diversified & Conglomerate Service - (continued)
110,035	Intrado Corp., Initial Term B Loan, 5.0% (LIBOR + 400 bps), 10/10/24	$104,985
267,201	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 1.9% (LIBOR + 175 bps), 11/18/26	258,851
	Total Diversified & Conglomerate Service	$733,023
	Electric & Electrical - 0.1%
261,538	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 2.75% (LIBOR + 200 bps), 9/19/25	$261,450
	Total Electric & Electrical	$261,450
	Electronics - 0.1%
221,033	Scientific Games International, Inc., Initial Term B-5 Loan, 2.896% (LIBOR + 275 bps), 8/14/24	$213,481
238,554	Verint Systems, Inc., Refinancing Term Loan, 2.149% (LIBOR + 200 bps), 6/28/24	237,957
	Total Electronics	$451,438
	Healthcare - 0.1%
370,139	Gentiva Health Services, Inc., First Lien Term B Loan, 3.438% (LIBOR + 325 bps), 7/2/25	$368,597
246,884	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Tranche B-1 Term Loan, 3.4% (LIBOR + 325 bps), 3/5/26	243,952
	Total Healthcare	$612,549
	Healthcare & Pharmaceuticals - 0.1%
232,200	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24	$226,105
225,221	Sotera Health Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/11/26	225,558
	Total Healthcare & Pharmaceuticals	$451,663
	Healthcare, Education & Childcare - 0.0%†
171,251	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.143% (LIBOR + 300 bps), 6/2/25	$169,441
	Total Healthcare, Education & Childcare	$169,441
	Hotel, Gaming & Leisure - 0.1%
430,179	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.896% (LIBOR + 175 bps), 11/19/26	$419,347
247,249	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1.9% (LIBOR + 175 bps), 6/22/26	241,715
	Total Hotel, Gaming & Leisure	$661,062
	Leasing - 0.0%†
136,530	Fly Funding II S.a.r.l., Replacement Loan, 2.0% (LIBOR + 175 bps), 8/11/25	$122,877
	Total Leasing	$122,877
	Machinery - 0.1%
14,921	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	$14,858
246,250	Terex Corp., 2019 U.S. Term Loan Commitments, 3.5% (LIBOR + 275 bps), 1/31/24	242,249
243,682	Terex Corp., Incremental U.S. Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	238,199
	Total Machinery	$495,306
	Media - 0.1%
495,009	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, 2.639% (LIBOR + 250 bps), 4/15/27	$485,625
	Total Media	$485,625
	Metals & Mining - 0.0%†
48,189	BWay Holding Co., Initial Term Loan, 3.48% (LIBOR + 325 bps), 4/3/24	$46,016
119,103	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	118,210
	Total Metals & Mining	$164,226
	Oil & Gas - 0.1%
442,125	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.396% (LIBOR + 325 bps), 9/29/25	$437,427
	Total Oil & Gas	$437,427
	Printing & Publishing - 0.0%†
80,115	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 2.646% (LIBOR + 250 bps), 11/8/24	$77,783
	Total Printing & Publishing	$77,783
	Professional & Business Services - 0.4%
976,608	Elanco Animal Health, Inc., Term Loan, 1.899%, (LIBOR + 175 bps), 8/1/27	$963,408
445,466	Lamar Media Corp., Term B Loan, 1.627% (LIBOR + 150 bps), 2/5/27	433,587
246,875	MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 4.146% (LIBOR + 400 bps), 5/6/26	241,938
	Total Professional & Business Services	$1,638,933
	Retail - 0.1%
380,055	CDW LLC (aka AP Exhaust Acq) (fka CDW Corp.), Term Loan, 1.9% (LIBOR + 175 bps), 10/13/26	$380,471
113,275	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.714% (LIBOR + 450 bps), 9/12/24	110,349
	Total Retail	$490,820
	Securities & Trusts - 0.1%
228,126	KSBR Holding Corp., Initial Term Loan, 3.393% (LIBOR + 325 bps), 4/15/26	$227,080
	Total Securities & Trusts	$227,080
	Telecommunications - 0.2%
272,938	CenturyLink, Inc., Term B Loan, 2.396% (LIBOR + 225 bps), 3/15/27	$267,462
207,900	Commscope, Inc., Initial Term Loan, 3.396% (LIBOR + 325 bps), 4/6/26	204,930
151,798	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.896% (LIBOR + 175 bps), 3/1/27	148,653
235,662	Virgin Media Bristol LLC, N Facility, 2.641% (LIBOR + 250 bps), 1/31/28	231,494
	Total Telecommunications	$852,539
Principal Amount USD ($)		Value
	Utilities - 0.3%
465,049	APLP Holdings, Ltd. Partnership, Term Loan, 3.5% (LIBOR + 250 bps), 4/14/25	$465,049
364,798	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	364,520
490,766	Edgewater Generation LLC, Term Loan, 3.896% (LIBOR + 375 bps), 12/13/25	481,526
	Total Utilities	$1,311,095
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $13,846,973)	$13,647,287
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5% of Net Assets
1,067(a)	Fannie Mae, 2.28% (1 Year CMT Index + 216 bps), 10/1/29	$1,070
13,737(a)	Fannie Mae, 2.57% (1 Year CMT Index + 232 bps), 12/1/28	13,717
12,452(a)	Fannie Mae, 2.763% (2 Month USD LIBOR + 174 bps), 7/1/36	12,957
1,495(a)	Fannie Mae, 3.719% (1 Year CMT Index + 221 bps), 4/1/29	1,502
301(a)	Fannie Mae, 3.72% (1 Year CMT Index + 212 bps), 11/1/25	302
257(a)	Fannie Mae, 3.923% (6 Month USD LIBOR + 285 bps), 2/1/33	258
1,992(a)	Fannie Mae, 3.963% (1 Year CMT Index + 246 bps), 4/1/28	1,977
33,128(a)	Fannie Mae, 4.086% (11th District Cost of Funds Index + 193 bps), 12/1/36	34,806
11,803	Fannie Mae, 5.5%, 12/1/35	13,968
84,825	Fannie Mae, 5.5%, 8/1/37	100,703
12,990	Fannie Mae, 6.0%, 2/1/34	14,538
8,194	Fannie Mae, 6.0%, 4/1/38	9,663
99,207	Fannie Mae, 6.5%, 4/1/29	110,252
2,187	Fannie Mae, 6.5%, 7/1/32	2,508
9,641	Fannie Mae, 7.0%, 1/1/36	11,428
2,223(a)	Federal Home Loan Mortgage Corp., 2.383% (1 Year CMT Index + 225 bps), 11/1/31	2,326
11,905(a)	Federal Home Loan Mortgage Corp., 2.533% (2 Month USD LIBOR + 191 bps), 8/1/31	11,840
4,706(a)	Federal Home Loan Mortgage Corp., 3.042% (6 Month USD LIBOR + 229 bps), 4/1/25	4,754
991(a)	Federal Home Loan Mortgage Corp., 3.063% (1 Year CMT Index + 236 bps), 1/1/28	992
23,753	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	27,056
21,477	Government National Mortgage Association I, 6.0%, 12/15/31	24,586
48,258	Government National Mortgage Association I, 6.0%, 11/15/36	58,333
10,390	Government National Mortgage Association I, 6.5%, 5/15/31	12,390
5,935	Government National Mortgage Association I, 6.5%, 7/15/35	6,574
14,490	Government National Mortgage Association I, 6.5%, 10/15/37	16,674
9,936	Government National Mortgage Association I, 7.5%, 10/15/36	10,259
900,000	U.S. Treasury Note, 1.625%, 8/31/22	923,238
2,235,000	U.S. Treasury Note, 1.75%, 9/30/22	2,300,828
3,000,000	U.S. Treasury Note, 2.0%, 11/30/22	3,110,273
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $6,818,189)	$6,839,772
	TEMPORARY CASH INVESTMENTS - 2.8% of Net Assets
	REPURCHASE AGREEMENTS - 2.8%
4,170,000	$4,170,000 Merrill Lynch, Pierce, Fenner & Smith, 0.09%, dated 11/30/20 plus accrued interest on 12/1/20 collateralized by $4,253,400 Government National Mortgage Association, 2.5%-4.0%, 3/20/50-11/20/50.	$4,170,000
4,170,000	$4,170,000 RBC Capital Markets LLC, 0.10%, dated 11/30/20 plus accrued interest on 12/1/20 collateralized by the following: $480,183 Federal National Mortgage Association, 2.0%, 12/1/50, $6,872 Freddie Mac Giant, 3.0-4.0%, 6/1/47-9/1/50, $3,766,357 Government National Mortgage Association, 2-3.5%, 11/20/50.	4,170,000
2,085,000	$2,085,000 TD Securities USA LLC, 0.08%, dated 11/30/20 plus accrued interest on 12/1/20 collateralized by $2,126,790 U.S. Treasury Notes, 4.25%, 11/15/40.	2,085,000
2,085,000	$2,085,000 TD Securities USA LLC, 0.10%, dated 11/30/20 plus accrued interest on 12/1/20 collateralized by $2,126,790 U.S. Treasury Notes, 4.25%, 11/15/40.	2,085,000
		$12,510,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $12,510,000)	$12,510,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.2%
	(Cost $448,264,341)	$449,869,186
	OTHER ASSETS AND LIABILITIES - 0.8%	$3,491,006
	NET ASSETS - 100.0%	$453,360,192

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
Strips	Separate trading of Registered interest and principal of securities.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2020, the value of these securities amounted to $311,753,907, or 68.8% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (h) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2020.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2020.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at November 30, 2020.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Non-income producing security.
(h)	Issued as preference shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Adare Re 2020	12/30/2019	$251,125	$261,825
Alturas Re 2019-2	12/19/2018	3,037	16,206
Alturas Re 2020-2	1/1/2020	246,000	273,577
Aozora Re	3/20/2017	400,000	399,200
Bantry Re 2016	2/6/2019	24,180	24,180
Bantry Re 2017	2/6/2019	59,031	59,025
Berwick Re 2017-1	1/5/2017	9,949	9,930
Berwick Re 2018-1	1/10/2018	114,630	73,225
Berwick Re 2019-1	12/31/2018	51,365	51,369
Blue Lotus Re 2018	12/20/2017	–	10,925
Caelus Re V	5/4/2018	250,000	217,500
Caelus Re V	4/27/2017	125,000	116,250
Carnoustie Re 2017	1/5/2017	59,439	32,950
Castle Stuart Re 2018	12/20/2017	82,797	32,448
Cypress Re 2017	1/24/2017	840	4,550
Denning Re	11/9/2020	244,779	247,775
Dingle Re 2019	3/4/2019	–	5,131
Eden Re II	1/22/2019	293	9,725
Eden Re II	1/23/2018	515	14,796
Eden Re II	12/15/2017	747	8,606
Four Lakes Re, Ltd.	11/5/2020	250,000	249,875
Galilei Re	1/4/2017	250,000	249,775
Gleneagles Re 2016	1/14/2016	–	9,360
Gullane Re 2018	3/26/2018	252,169	275,683
Harambee Re 2018	12/19/2017	19,513	4,662
Harambee Re 2019	12/20/2018	–	4,050
Harambee Re 2020	2/27/2020	250,000	267,350
Hypatia, Ltd.	7/10/2020	250,000	260,925
Hypatia, Ltd.	7/10/2020	250,000	264,150
Integrity Re	12/4/2019	248,882	248,575
International Bank for Reconstruction & Development	2/28/2020	250,000	250,275
Kilimanjaro II Re	4/6/2017	300,000	299,340
Kilimanjaro Re	4/18/2018	498,272	501,050
Leven Re 2020	1/29/2020	240,775	253,836
Limestone Re 2016-1	12/15/2016	1,155	228
Limestone Re 2020-1	12/27/2019	250,000	269,525
Lion Rock Re 2020	12/30/2019	250,000	290,625
Lorenz Re 2018	8/21/2018	67,071	12,550
Lorenz Re 2019	7/10/2019	41,838	8,476
Matterhorn Re	12/20/2019	250,000	250,450
Matterhorn Re	1/29/2020	250,000	249,125
Matterhorn Re	4/30/2020	250,000	254,325
Matterhorn Re	6/25/2020	250,000	255,075
Matterhorn Re	6/25/2020	225,132	231,675
Matterhorn Re	1/29/2020	250,000	251,275
Mona Lisa Re	12/30/2019	250,000	252,925
Oakmont Re 2017	5/10/2017	–	7,350
Pangaea Re 2016-2	5/31/2016	–	892
Pangaea Re 2018-1	12/26/2017	71,503	10,527
Pangaea Re 2018-3	6/27/2018	60,215	5,186
Pangaea Re 2019-1	1/9/2019	4,301	8,535
Pangaea Re 2019-3	7/25/2019	5,515	6,612
Pangaea Re 2020-1	1/21/2020	405,323	444,288
Port Royal Re 2019	5/20/2019	230,164	255,234
Portrush Re 2017	6/12/2017	191,747	159,525
Residential Reinsurance 2016	6/12/2020	243,679	249,975
Residential Reinsurance 2016	11/3/2016	500,000	499,950
Residential Reinsurance 2017	4/19/2017	400,000	401,440
Residential Reinsurance 2020, Ltd.	10/30/2020	250,000	249,500
Resilience Re	2/8/2017	124	25
Resilience Re	4/13/2017	1,144	35
Sanders Re II, Ltd.	5/20/2020	250,000	254,225
Scotscraig Re 2020	1/29/2020	225,719	251,200
Sector Re V	1/1/2020	100,000	114,628
Sector Re V, Series 8, Class C	12/4/2018	81,971	45,510
St. Andrews Re 2017-1	1/5/2017	20,324	20,340
St. Andrews Re 2017-4	3/31/2017	–	34,203
Sussex Re 2020-1	1/21/2020	257,836	277,947
Thopas Re 2018	12/12/2017	33,941	–
Thopas Re 2019	12/21/2018	22,976	27,000
Thopas Re 2020	12/30/2019	500,000	544,800
Ursa Re	11/21/2017	250,000	249,950
Ursa Re	11/20/2019	250,000	249,750
Ursa Re II Ltd.	10/8/2020	250,000	249,750
Versutus Re 2017	1/5/2017	29,808	–
Versutus Re 2018	1/31/2018	3,155	–
Versutus Re 2019-A	1/28/2019	–	7,987
Versutus Re 2019-B	12/24/2018	–	1,063
Viribus Re 2020	12/30/2019	500,000	474,950
Vita Capital VI, Ltd.	2/12/2020	249,890	212,500
Vitality Re VIII	2/13/2020	249,848	249,600
Vitality Re X	2/3/2020	249,769	248,800
Vitality Re XI	1/23/2020	250,000	248,175
Vitality Re XI Ltd.	1/23/2020	250,000	248,525
Total Restricted Securities			$13,644,330
% of Net assets			3.0%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
669	U.S. 2 Year Note (CBT)	3/31/21	$147,694,609	$147,749,695	$55,086

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
564	U.S. 5 Year Note (CBT)	3/31/21	$70,994,601	$71,081,625	$(87,024)
26	U.S. 10 Year Note (CBT)	3/22/21	3,586,563	3,592,469	(5,906)
			$74,581,164	$74,674,094	$(92,930)

TOTAL FUTURES CONTRACTS			$73,113,445	$73,075,601	$(37,844)

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$139,662,941	$–	$139,662,941
Collateralized Mortgage Obligations	–	84,873,855	–	84,873,855
Commercial Mortgage-Backed Securities	–	46,423,650	–	46,423,650
Corporate Bonds	–	132,267,351	–	132,267,351
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	261,825	261,825
Multiperil – Massachusetts	–	–	247,775	247,775
Multiperil - U.S.	–	–	260,365	260,365
Multiperil - U.S. & Canada	–	–	253,836	253,836
Multiperil - Worldwide	–	–	274,363	274,363
Windstorm - Florida	–	–	159,525	159,525
Windstorm - U.S. Regional	–	–	7,350	7,350
Industry Loss Warranties
Multiperil - U.S.	–	–	251,200	251,200
Reinsurance Sidecars
Multiperil - U.S.	–	–	341,460	341,460
Multiperil - Worldwide	–	–	3,172,726	3,172,726
All Other Insurance-Linked Securities	–	8,413,905	–	8,413,905
Senior Secured Floating Rate Loan Interests	–	13,647,287	–	13,647,287
U.S. Government and Agency Obligations	–	6,839,772	–	6,839,772
Repurchase Agreements	–	12,510,000	–	12,510,000
Total Investments in Securities	$–	$444,638,761	$5,230,425	$449,869,186
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(37,844)	$–	$–	$(37,844)
Total Other Financial Instruments	$(37,844)	$–	$–	$(37,844)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 8/31/20	$6,631,591
Realized gain (loss)	(26,482)
Change in unrealized appreciation (depreciation)	12,357
Accrued discounts/premiums	--
Purchases	244,779
Sales	(1,631,820)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 11/30/20	$5,230,425
*	Transfers are calculated on the beginning of period values. For the three months ended November 30, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at November 30, 2020: $5,410.